FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Non-Derivatives:
Cash and cash equivalents	$ 32,781	$ 47,661	$ 62,059	$ 96,648
Restricted cash and short-term deposits	59,170	46,333	$ 42,756	$ 31,330
2015 and 2017 Norwegian Bonds	(1,173,600)	(1,216,900)
Derivatives:
Derivative asset	0	1,285
Derivative liability	81,568	36,167
Deferred financing costs	7,900	6,000
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	32,781	47,661
Restricted cash and short-term deposits	177,204	182,261
Carrying Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds	(401,092)	(400,000)
Derivatives:
Premium payable at maturity accreted	1,100
Carrying Value | Level 2
Non-Derivatives:
Short and long-term debt - floating	(780,446)	(822,944)
Obligations under capital lease	(113,936)	(122,779)
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	0	1,285
Derivative liability	(81,568)	(36,167)
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	32,781	47,661
Restricted cash and short-term deposits, fair value	177,204	182,261
Fair Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds, fair value	$ (332,641)	$ (394,715)
Derivatives:
Fair value of high yield bonds of face value	82.93%	98.68%
Fair Value | Level 2
Non-Derivatives:
Short and long-term debt - floating, fair value	$ (780,446)	$ (822,944)
Obligations under capital lease, fair value	(113,936)	(122,779)
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	0	1,285
Derivative liability	$ (81,568)	$ (36,167)